Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 259,857	$ 313,158	$ 1,071,253
Prepaid expenses	121,623	103,996	29,200
Total Current Assets	381,480	417,154	1,100,453
Marketable securities held in Trust Account	176,009,525	174,266,206	151,500,000
TOTAL ASSETS	176,391,005	174,683,360	152,600,453
Current liabilities
Promissory note – related party	200,000
Related party extension loans	1,725,000
Accounts payable and accrued expenses	786,846	325,691	18,123
Due to related party	155,000	120,000
Advance from related party			120,005
Total Current Liabilities	941,846	445,691	138,128
Warrant liabilities	1,535,250	3,204,000	7,320,000
Total Liabilities	4,402,096	3,649,691	7,458,128
Commitments and Contingencies
Common stock subject to possible redemption	175,950,000	174,225,000	151,500,000
Stockholders’ Deficit
Preferred stock
Common stock	431	431	431
Additional paid-in capital
Accumulated deficit	(3,961,522)	(3,191,762)	(6,358,106)
Total Stockholders’ Deficit	(3,961,091)	(3,191,331)	(6,357,675)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	$ 176,391,005	$ 174,683,360	$ 152,600,453